Variable Portfolio – Managed Volatility Moderate Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	545,380
03/26/2034	5.300%	561,000	563,674
Boeing Co. (The)
08/01/2059	3.950%	703,000	481,144
05/01/2060	5.930%	10,000	9,366
L3Harris Technologies, Inc.
07/31/2033	5.400%	159,000	160,072
06/01/2034	5.350%	369,000	368,664
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	185,492
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	345,554
10/15/2047	4.030%	295,000	241,160
United Technologies Corp.
06/01/2036	6.050%	18,000	18,951
07/15/2038	6.125%	380,000	404,806
11/01/2046	3.750%	70,000	54,253
Total			3,378,516
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	132,890
Banking 0.1%
Bank of America Corp.(b)
10/24/2031	1.922%	65,000	53,001
10/20/2032	2.572%	37,000	30,640
02/04/2033	2.972%	1,271,000	1,078,341
Subordinated
09/21/2036	2.482%	155,000	123,839
Citigroup, Inc.(b)
01/25/2033	3.057%	346,000	293,637
Subordinated
02/13/2035	5.827%	375,000	370,987
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	1,296,000	1,062,372
HSBC Holdings PLC(b)
05/24/2032	2.804%	337,000	282,170
11/22/2032	2.871%	538,000	449,481
JPMorgan Chase & Co.(b)
04/22/2032	2.580%	115,000	97,085
11/08/2032	2.545%	70,000	58,209
01/23/2035	5.336%	179,000	179,640
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
07/21/2032	2.239%	285,000	232,410
10/20/2032	2.511%	38,000	31,400
07/21/2034	5.424%	44,000	44,138
01/18/2035	5.466%	123,000	124,097
Subordinated
09/16/2036	2.484%	597,000	471,896
PNC Financial Services Group, Inc. (The)(b)
01/22/2035	5.676%	5,000	5,047
US Bancorp(b)
06/12/2034	5.836%	56,000	57,089
Wells Fargo & Co.(b)
07/25/2034	5.557%	915,000	919,252
01/23/2035	5.499%	380,000	380,740
Total			6,345,471
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	940,000	758,925
12/01/2061	4.400%	55,000	35,942
06/30/2062	3.950%	625,000	377,514
Comcast Corp.
11/01/2056	2.937%	575,000	362,107
05/15/2064	5.500%	105,000	105,296
NBCUniversal Media LLC
01/15/2043	4.450%	546,000	484,664
Total			2,124,448
Chemicals 0.0%
LYB International Finance III LLC
04/01/2051	3.625%	155,000	109,567
Construction Machinery 0.0%
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	170,166
Diversified Manufacturing 0.0%
Carrier Global Corp.
02/15/2030	2.722%	275,000	243,231
04/05/2040	3.377%	380,000	297,069
Total			540,300
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	652,000	456,862
05/15/2051	3.450%	37,000	25,410
05/15/2052	5.250%	152,000	142,454

Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp. (The)
01/15/2031	2.450%	100,000	81,985
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	149,956
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	180,279
Constellation Energy Generation LLC
03/15/2054	5.750%	165,000	164,853
Dominion Energy, Inc.
08/15/2052	4.850%	40,000	35,703
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	217,124
Duke Energy Carolinas LLC
01/15/2054	5.400%	225,000	223,886
Duke Energy Corp.
08/15/2052	5.000%	1,060,000	961,382
Duke Energy Florida LLC
11/15/2053	6.200%	87,000	96,009
Duke Energy Indiana LLC
04/01/2050	2.750%	160,000	101,470
Emera US Finance LP
06/15/2046	4.750%	227,000	186,936
Eversource Energy
08/15/2030	1.650%	306,000	246,378
Exelon Corp.
03/15/2052	4.100%	418,000	332,688
03/15/2053	5.600%	543,000	542,403
FirstEnergy Corp.
03/01/2050	3.400%	178,000	122,372
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	116,000	96,492
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	133,505
NextEra Energy Capital Holdings, Inc.
03/15/2054	5.550%	360,000	357,556
Pacific Gas and Electric Co.
07/01/2050	4.950%	545,000	469,496
Southern California Edison Co.
06/01/2034	5.200%	274,000	271,238
Virginia Electric and Power Co.
01/15/2034	5.000%	567,000	557,295
Xcel Energy, Inc.
06/01/2032	4.600%	155,000	145,876
12/01/2049	3.500%	90,000	62,268
Total			6,361,876
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	321,000	293,973
Food and Beverage 0.0%
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	510,082
05/15/2048	5.300%	350,000	328,449
Campbell Soup Co.
03/21/2034	5.400%	220,000	221,592
04/24/2050	3.125%	78,000	51,768
Constellation Brands, Inc.
05/01/2033	4.900%	389,000	381,665
Diageo Capital PLC
10/05/2033	5.625%	340,000	357,658
Mars, Inc.(a)
04/01/2054	4.125%	25,000	20,731
04/01/2059	4.200%	250,000	207,539
Total			2,079,484
Health Care 0.0%
Becton Dickinson & Co.
02/08/2034	5.110%	540,000	536,338
Cigna Corp.
03/15/2050	3.400%	507,000	360,483
Cigna Group (The)
02/15/2034	5.250%	190,000	189,587
CVS Health Corp.
07/20/2045	5.125%	766,000	705,541
HCA, Inc.
03/15/2052	4.625%	336,000	280,829
Total			2,072,778
Healthcare Insurance 0.0%
Aetna, Inc.
11/15/2042	4.125%	200,000	163,087
08/15/2047	3.875%	109,000	83,187
Anthem, Inc.
08/15/2044	4.650%	135,000	121,559
Centene Corp.
02/15/2030	3.375%	185,000	163,977
10/15/2030	3.000%	303,000	259,735
03/01/2031	2.500%	404,000	332,524
UnitedHealth Group, Inc.
02/15/2053	5.875%	480,000	519,621
04/15/2053	5.050%	145,000	140,967
04/15/2064	5.500%	375,000	381,433
Total			2,166,090
Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	110,769
Integrated Energy 0.0%
BP Capital Markets America, Inc.
04/10/2034	4.989%	759,000	758,083
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	235,350
Total Capital International SA
06/29/2060	3.386%	80,000	56,378
Total			1,049,811
Life Insurance 0.0%
MetLife, Inc.
07/15/2052	5.000%	239,000	224,866
Metropolitan Life Global Funding I(a)
01/08/2034	5.050%	295,000	291,660
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	207,159
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	409,000	288,357
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	142,106
05/15/2050	3.300%	250,000	175,282
Total			1,329,430
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	102,458
Meta Platforms, Inc.
05/15/2063	5.750%	315,000	337,965
Viacom, Inc.
03/15/2043	4.375%	135,000	91,692
Warnermedia Holdings, Inc.
03/15/2062	5.391%	707,000	586,144
Total			1,118,259
Midstream 0.0%
Energy Transfer LP
05/15/2054	5.950%	438,000	437,075
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	85,357
03/01/2043	5.000%	320,000	283,702
09/01/2044	5.400%	69,000	64,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	99,616
MPLX LP
04/15/2048	4.700%	70,000	59,755
03/14/2052	4.950%	311,000	273,224
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	334,000	283,371
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	328,543
Total			1,914,932
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	125,758
02/15/2044	4.800%	249,000	222,236
05/15/2047	4.375%	170,000	142,420
Sempra Energy
02/01/2048	4.000%	180,000	140,824
Total			631,238
Pharmaceuticals 0.1%
AbbVie, Inc.
03/15/2064	5.500%	332,000	341,346
Amgen, Inc.
02/22/2062	4.400%	235,000	193,419
03/02/2063	5.750%	863,000	880,380
Bristol-Myers Squibb Co.
02/22/2064	5.650%	728,000	749,592
Merck & Co., Inc.
05/17/2053	5.000%	270,000	264,147
Pfizer Investment Enterprises Pte., Ltd.
05/19/2043	5.110%	615,000	600,896
Roche Holdings, Inc.(a)
11/13/2030	5.489%	260,000	269,535
Total			3,299,315
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	320,000	258,761
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	135,727
Total			394,488
Railroads 0.0%
Norfolk Southern Corp.
08/01/2054	5.350%	330,000	327,558
03/15/2064	5.950%	140,000	149,286
Total			476,844

Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	194,047
04/01/2050	4.200%	115,000	96,136
Total			290,183
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	330,000	236,320
Lowe’s Companies, Inc.
04/01/2062	4.450%	663,000	541,510
09/15/2062	5.800%	209,000	213,956
Total			991,786
Technology 0.0%
Apple, Inc.
02/08/2051	2.650%	903,000	594,631
Broadcom, Inc.(a)
11/15/2036	3.187%	933,000	741,670
Intel Corp.
08/12/2051	3.050%	425,000	286,581
International Business Machines Corp.
02/06/2053	5.100%	200,000	193,370
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	65,000	58,966
01/15/2033	5.000%	229,000	223,679
02/15/2042	3.125%	169,000	121,419
Oracle Corp.
07/15/2046	4.000%	385,000	303,314
04/01/2050	3.600%	319,000	230,287
03/25/2061	4.100%	62,000	46,419
Total			2,800,336
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	138,000	147,364
Reynolds American, Inc.
08/15/2035	5.700%	155,000	151,488
Total			298,852
Transportation Services 0.0%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	268,000	266,939
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	70,000	60,623
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,451,000	1,049,995
Verizon Communications, Inc.
03/22/2041	3.400%	855,000	667,731
Total			1,717,726
Total Corporate Bonds & Notes (Cost $45,731,241)			42,527,090

Equity Funds 46.5%
	Shares	Value ($)
International 13.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	58,377,244	763,574,353
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	39,202,917	411,630,629
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	22,243,767	269,372,010
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	26,398,079	265,564,678
Total		1,710,141,670
U.S. Large Cap 27.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	4,335,576	209,668,477
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	6,564,053	659,359,148
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	7,999,705	331,187,798
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	31,291,405	650,235,401
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	8,064,802	339,447,527
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	7,001,350	292,656,413
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	372,824	18,879,829
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(c),(d)	4,464,551	289,660,045
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	7,702,799	295,171,237
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	7,823,980	327,120,597
Total		3,413,386,472
Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.7%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,063,030	53,810,583
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	1,348,118	54,234,796
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	1,074,792	54,169,502
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	1,091,909	53,798,375
Total		216,013,256
U.S. Small Cap 3.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	4,815,871	65,014,249
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	4,986,455	65,920,936
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	5,424,444	170,381,795
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	4,519,678	171,657,380
Total		472,974,360
Total Equity Funds (Cost $3,981,767,147)		5,812,515,758

Exchange-Traded Equity Funds 2.5%

U.S. Large Cap 1.0%
Vanguard Russell 1000 Growth ETF	1,456,086	126,198,973
U.S. Mid Large Cap 1.5%
iShares Russell 1000 Growth Index Fund	560,433	188,893,943
Total Exchange-Traded Equity Funds (Cost $262,525,704)		315,092,916

Exchange-Traded Fixed Income Funds 1.9%

Investment Grade 1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,055,790	114,996,647
Vanguard Intermediate-Term Corporate Bond ETF	1,441,600	116,063,216
Total		231,059,863
Total Exchange-Traded Fixed Income Funds (Cost $230,995,328)		231,059,863

Fixed Income Funds 25.0%
	Shares	Value ($)
Investment Grade 25.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	71,467,933	609,621,464
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	19,439,034	185,253,991
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	48,262,692	372,587,980
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	21,232,136	187,267,442
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	51,114,054	466,160,176
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	65,196,430	606,978,768
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	72,185,157	699,474,174
Total		3,127,343,995
Total Fixed Income Funds (Cost $3,670,627,677)		3,127,343,995

Residential Mortgage-Backed Securities - Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
04/16/2039- 04/11/2054	3.000%	283,302,000	244,474,330
04/16/2039- 04/11/2054	3.500%	102,050,000	92,386,544
04/16/2039- 04/11/2054	4.000%	224,030,000	208,633,196
04/11/2054	4.500%	90,700,000	86,366,570
04/11/2054	5.000%	74,900,000	73,077,172
Total Residential Mortgage-Backed Securities - Agency (Cost $710,362,430)			704,937,812

U.S. Treasury Obligations 0.0%

U.S. Treasury
08/15/2043	4.375%	1,667,000	1,648,246
Total U.S. Treasury Obligations (Cost $1,563,050)			1,648,246

Put Option Contracts Purchased 0.5%
Value ($)
(Cost $88,554,465)	61,303,375

Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)

Money Market Funds 22.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(c),(f)	2,778,948,898	2,778,393,108
Total Money Market Funds (Cost $2,778,109,558)		2,778,393,108
Total Investments in Securities (Cost: $11,770,236,600)		13,074,822,163
Other Assets & Liabilities, Net		(573,585,109)
Net Assets		12,501,237,054
At March 31, 2024, securities and/or cash totaling $141,623,675 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
45,000,000 AUD	29,673,000 USD	Barclays	04/05/2024	346,230	—
20,196,287 USD	17,500,000 CHF	Barclays	04/05/2024	—	(785,275)
237,483,901 USD	220,000,000 EUR	Barclays	04/05/2024	—	(108,302)
70,000,000 EUR	75,765,200 USD	Citi	04/05/2024	236,600	—
49,000,000 GBP	62,332,310 USD	Citi	04/05/2024	485,931	—
51,997,367 USD	70,000,000 CAD	Citi	04/05/2024	—	(317,437)
31,494,875 USD	25,000,000 GBP	Citi	04/05/2024	59,400	—
29,995,250 USD	50,000,000 NZD	Citi	04/05/2024	—	(122,650)
5,000,000 EUR	5,408,274 USD	Goldman Sachs International	04/05/2024	13,374	—
60,616,560 USD	48,000,000 GBP	Goldman Sachs International	04/05/2024	—	(32,352)
76,911,388 USD	117,500,000 AUD	HSBC	04/05/2024	—	(335,933)
25,235,900 USD	20,000,000 GBP	HSBC	04/05/2024	7,520	—
30,030,230 USD	4,500,000,000 JPY	HSBC	04/05/2024	—	(290,081)
7,831,084 USD	80,000,000 SEK	HSBC	04/05/2024	—	(356,344)
1,500,000,000 JPY	10,076,577 USD	JPMorgan	04/05/2024	163,194	—
350,000,000 NOK	33,260,793 USD	Morgan Stanley	04/05/2024	1,019,567	—
31,279,248 USD	48,000,000 AUD	Morgan Stanley	04/05/2024	2,640	—
33,427,887 USD	350,000,000 NOK	Morgan Stanley	04/05/2024	—	(1,186,660)
32,645,350 USD	50,000,000 AUD	UBS	04/05/2024	—	(60,050)
33,145,038 USD	350,000,000 NOK	UBS	04/05/2024	—	(903,811)
30,865,300 USD	50,000,000 NZD	UBS	04/05/2024	—	(992,700)
55,000,000 AUD	36,027,475 USD	Wells Fargo	04/05/2024	183,645	—
20,000,000 CHF	22,331,647 USD	Wells Fargo	04/05/2024	147,633	—
20,000,000 GBP	25,216,340 USD	Wells Fargo	04/05/2024	—	(27,080)
50,000,000 NZD	30,561,350 USD	Wells Fargo	04/05/2024	688,750	—
80,000,000 SEK	7,659,094 USD	Wells Fargo	04/05/2024	184,355	—
185,964,302 USD	27,250,000,000 JPY	Wells Fargo	04/05/2024	—	(5,871,177)
Total				3,538,839	(11,389,852)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	3,238	06/2024	EUR	163,357,100	3,816,011	—
FTSE 100 Index	759	06/2024	GBP	60,628,920	2,837,898	—
MSCI Singapore Index	415	04/2024	SGD	12,070,275	—	(27,179)
OMXS30 Index	3,970	04/2024	SEK	1,002,226,500	2,785,591	—
S&P 500 Index E-mini	5,943	06/2024	USD	1,577,420,775	29,215,392	—
TOPIX Index	1,001	06/2024	JPY	27,522,495,000	6,016,987	—
Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	76	06/2024	USD	9,153,250	99,713	—
U.S. Treasury 10-Year Note	846	06/2024	USD	93,734,156	333,807	—
U.S. Treasury 2-Year Note	50	06/2024	USD	10,224,219	10,848	—
U.S. Treasury 2-Year Note	901	06/2024	USD	184,240,423	—	(266,109)
U.S. Treasury 5-Year Note	2,025	06/2024	USD	216,706,641	264,795	—
U.S. Treasury 5-Year Note	325	06/2024	USD	34,780,078	—	(107,421)
U.S. Treasury Ultra Bond	20	06/2024	USD	2,580,000	24,006	—
Total					45,405,048	(400,709)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(1,560)	06/2024	USD	(167,380,200)	—	(2,694,869)
S&P/TSX 60 Index	(300)	06/2024	CAD	(80,484,000)	—	(1,023,742)
SPI 200 Index	(264)	06/2024	AUD	(52,476,600)	—	(647,436)
U.S. Long Bond	(85)	06/2024	USD	(10,237,188)	51,084	—
U.S. Long Bond	(451)	06/2024	USD	(54,317,313)	—	(628,470)
U.S. Treasury 10-Year Note	(57)	06/2024	USD	(6,315,422)	—	(21,989)
U.S. Treasury 5-Year Note	(5)	06/2024	USD	(535,078)	—	(872)
U.S. Treasury Ultra 10-Year Note	(35)	06/2024	USD	(4,011,328)	—	(21,462)
U.S. Treasury Ultra Bond	(85)	06/2024	USD	(10,965,000)	79,361	—
U.S. Treasury Ultra Bond	(451)	06/2024	USD	(58,179,000)	—	(634,885)
Total					130,445	(5,673,725)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	564,842,625	1,075	3,800.00	06/20/2025	10,167,908	5,590,000
S&P 500 Index	Morgan Stanley	USD	1,161,211,350	2,210	3,700.00	12/19/2025	21,095,614	15,260,050
S&P 500 Index	Morgan Stanley	USD	604,250,250	1,150	4,100.00	12/19/2025	12,841,506	11,678,250
S&P 500 Index	Morgan Stanley	USD	664,675,275	1,265	4,000.00	12/19/2025	15,271,746	11,612,700
S&P 500 Index	Morgan Stanley	USD	564,842,625	1,075	3,900.00	12/19/2025	15,354,783	8,970,875
S&P 500 Index	Morgan Stanley	USD	564,842,625	1,075	3,800.00	12/19/2025	13,822,908	8,191,500
Total							88,554,465	61,303,375
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $5,084,755, which represents 0.04% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	2,826,829,083	622,199,400	(670,534,045)	(101,330)	2,778,393,108	—	108,429	37,016,222	2,778,948,898
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	202,729,371	—	(4,656,791)	11,595,897	209,668,477	—	9,064,192	—	4,335,576

Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	627,590,971	—	(16,121,917)	47,890,094	659,359,148	—	25,705,874	—	6,564,053
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	616,521,148	—	(3,093,046)	(3,806,638)	609,621,464	—	(496,094)	—	71,467,933
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	321,204,835	—	(8,018,118)	18,001,081	331,187,798	—	16,539,021	—	7,999,705
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	184,282,039	—	—	971,952	185,253,991	—	—	—	19,439,034
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	381,894,289	—	(786,710)	(8,519,599)	372,587,980	—	(171,145)	—	48,262,692
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	746,533,744	32,188,186	—	(15,147,577)	763,574,353	—	—	32,188,186	58,377,244
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	627,603,738	—	(24,978,797)	47,610,460	650,235,401	—	10,974,840	—	31,291,405
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	321,732,166	—	(3,895,431)	21,610,792	339,447,527	—	5,989,219	—	8,064,802
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	59,849,378	—	(5,171,125)	(867,670)	53,810,583	—	6,766,033	—	1,063,030
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	60,006,525	—	(5,149,046)	(622,683)	54,234,796	—	5,298,506	—	1,348,118
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	66,830,667	—	(4,916,510)	3,100,092	65,014,249	—	(594,370)	—	4,815,871
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	64,823,231	—	(9,845,214)	10,942,919	65,920,936	—	(2,505,509)	—	4,986,455
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	190,536,425	—	(1,095,899)	(2,173,084)	187,267,442	—	(167,475)	—	21,232,136
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	470,624,796	—	(1,694,690)	(2,769,930)	466,160,176	—	(306,740)	—	51,114,054
CTIVP® – MFS® Value Fund, Class 1 Shares
	279,896,248	—	(5,245,452)	18,005,617	292,656,413	—	5,933,820	—	7,001,350
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	17,269,228	—	—	1,610,601	18,879,829	—	—	—	372,824
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	281,639,272	—	(6,394,889)	14,415,662	289,660,045	—	12,715,635	—	4,464,551
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	281,614,166	—	(5,720,105)	19,277,176	295,171,237	—	5,971,011	—	7,702,799
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	615,275,198	—	(1,963,717)	(6,332,713)	606,978,768	—	(198,574)	—	65,196,430
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	59,614,955	—	(4,391,854)	(1,053,599)	54,169,502	—	5,670,286	—	1,074,792
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	60,470,105	—	(4,857,716)	(1,814,014)	53,798,375	—	7,029,029	—	1,091,909
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	703,482,042	—	(1,251,018)	(2,756,850)	699,474,174	—	(138,041)	—	72,185,157
Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	312,549,587	—	(7,811,625)	22,382,635	327,120,597	—	14,587,566	—	7,823,980
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	397,231,507	5,288,896	(2,046,667)	11,156,893	411,630,629	—	119,861	5,288,896	39,202,917
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	259,346,690	1,789,752	(5,135,452)	13,371,020	269,372,010	—	628,624	1,789,752	22,243,767
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	257,611,971	7,454,326	—	498,381	265,564,678	—	—	7,454,326	26,398,079
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	170,401,469	—	(7,422,249)	7,402,575	170,381,795	—	6,232,265	—	5,424,444
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	174,360,699	—	(6,346,567)	3,643,248	171,657,380	—	3,552,573	—	4,519,678
Total	11,640,355,543			227,521,408	11,718,252,861	—	138,308,836	83,737,382

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | First Quarter Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7048_12_C01_(05/24)